Employee Benefits, Amounts Recognized in Cumulative OCI and Weighted-Average Assumptions in Determining Net Periodic Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension benefits qualified [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss (gain)	$ 1,887	$ 3,323
Net prior service credit	(2)	(2)
Net transition obligation	0	0
Total	1,885	3,321
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.75%	4.00%
Weighted Average Assumptions for Determining Net Periodic Benefit Cost [Abstract]
Discount rate	4.38%	5.00%	5.25%
Expected return on plan assets	7.50%	7.50%	8.25%
Pension benefits nonqualified [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss (gain)	148	184
Net prior service credit	0	0
Net transition obligation	0	0
Total	148	184
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.25%	4.00%
Weighted Average Assumptions for Determining Net Periodic Benefit Cost [Abstract]
Discount rate	4.08%	4.92%	5.25%
Other benefits [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss (gain)	(321)	19
Net prior service credit	(22)	(25)
Net transition obligation	0	1
Total	$ (343)	$ (5)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.50%	3.75%
Weighted Average Assumptions for Determining Net Periodic Benefit Cost [Abstract]
Discount rate	3.75%	4.75%	5.25%
Expected return on plan assets	6.00%	6.00%	6.00%